10. OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the followings:

	December 31,
	2018	2017
	RMB	RMB

Payable to investors (1)	94,118	1,993,567
Security deposit from CeraVest borrowers	713,603	321,781
Accrued marketing expense (2)	441	179,091
Other current liabilities	72,664	76,105
Deferred revenue from CeraPay business	—	27,285
Salary payable	11,115	21,089
Payables to merchants and brokers	38,019	13,574
Other tax payables	21,057	3,112
Advance of debt assignment (3)	22,129	—

Total	973,147	2,635,604

(1) Payable to investors mainly include (i) repayment in advance by the borrowers before maturity, and (ii) interest payable to investors for 30-day and installment loans. In June 2018, the Company had a re-development on the loan transaction process of 30-day and installment loans. This eliminated the time gap between investor receiving the investment and borrowers repaying the loans, which significantly decreased the amount of payable to investor in the year 2018 compared to the year 2017.

(2) After July 2017, accrued marketing expense represents the estimation of future cash out-flow for purchase of delinquent CeraVest loans from CeraVest investors, net off the future cash in-flow collectible from such loans. Due to the significant decrease of CeraVest loans held by the investors in the year 2018, the estimated future cash out-flow for purchase of delinquent CeraVest loans from CeraVest investors decreased as well, therefore, the Company reversed a great amount of previously accrued marketing expense. The Company has no legal obligation to purchase delinquent loans from investors but provides such solution for marketing purpose.

(3) Advance of debt assignment represents the advance payment made to the Company by the third-party buyers before the process of debt assignment fully completed. During the fiscal year 2018, some third-party buyers made payments before the contractually agreed-upon due date of debt assignment. Those payments will be reversed against the loans, net after the completion of debt assignment.

The movement of accrued marketing expense during the year of 2018 and 2017 is as below. The addition of accrued marketing expense presented separately on the face of the consolidated statement of operations.

	December 31,	December 31,
	2018	2017
	RMB	RMB

Balance at beginning of year	179,091	—
Reclassification from provision of credit losses for other financing receivable (Note 6)	—	127,807
Addition (Reversal)	(178,650)	51,284
Balance at ending of year	441	179,091